Number of Tidewater Common Stock Shares, Series A Warrants and Series B Warrants Held by Plan (Detail) - shares	Dec. 31, 2017	Jul. 31, 2017	Mar. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Warrants issued	924,125
Defined Contribution Savings Plan 401k
Defined Contribution Plan Disclosure [Line Items]
Number of shares of Tidewater common stock held by 401(k) plan	8,074
Defined Contribution Savings Plan 401k | Series A
Defined Contribution Plan Disclosure [Line Items]
Warrants issued	9,030
Defined Contribution Savings Plan 401k | Series B
Defined Contribution Plan Disclosure [Line Items]
Warrants issued	9,762
Defined Contribution Savings Plan 401k | Predecessor
Defined Contribution Plan Disclosure [Line Items]
Number of shares of Tidewater common stock held by 401(k) plan		264,504	291,957